ACCRUED LIABILITIES AND OTHER PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLE

NOTE – 8 ACCRUED LIABILITIES AND OTHER PAYABLE

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Amount due to RAL*	$2,485,585	$2,445,458	$313,520
Amount due to former director	-	501,797	64,333
Accrued audit fee	730,388	796,688	$102,140
Accrued consultancy fee	165,325	-	-
Accrued professional service fees	476,179	213,800	27,410
Other accrued expenses	44,622	52,897	6,783

Total:	$3,902,099	$4,010,640	$514,186

*	Roma Appraisals Limited (the “RAL”) ceased to be a related party of the Company after the reorganization in July 2022.

NOTE – 7 ACCRUED LIABILITIES AND OTHER PAYABLE

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Accrued audit fee	$627,900	$730,388	$93,639
Amount due to RAL*	-	2,485,585	318,665
Accrued consultancy fee	-	165,325	21,196
Accrued professional service fees	1,743	476,179	61,049
Other accrued expenses	42,298	44,622	5,720

Total	$671,941	$3,902,099	$500,269

*	Roma Appraisals Limited (the “RAL”) was no longer related party of the Company after the reorganization in July 2022.